SCHEDULE OF REVENUE FROM COLLABORATION AGREEMENT AND CONTRACT WITH CUSTOMERS (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from collaboration agreements			£ 3,844,532